Concentration of Risk (Details) - Schedule of information about the Group’s concentration of customers as of and for the years ended		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Concentration Risk [Line Items]
Revenues, customer concentration			20.00%
Year Ended December 31, 2022
Purchases, supplier concentration
As of December 31, 2022
Accounts receivable, customer concentration				[1]
As of December 31, 2022
Accounts payable, supplier concentration
Customer B [Member]
Concentration Risk [Line Items]
Revenues, customer concentration			14.00%
Year Ended December 31, 2022
Purchases, supplier concentration
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer C [Member]
Concentration Risk [Line Items]
Revenues, customer concentration			36.00%
Year Ended December 31, 2022
Purchases, supplier concentration
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer D [Member]
Concentration Risk [Line Items]
Revenues, customer concentration			11.00%
Year Ended December 31, 2022
Purchases, supplier concentration
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer E [Member]
Concentration Risk [Line Items]
Revenues, customer concentration				[1]
Year Ended December 31, 2022
Purchases, supplier concentration
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer F [Member]
Concentration Risk [Line Items]
Revenues, customer concentration		12.00%		[1]
Year Ended December 31, 2022
Purchases, supplier concentration
As of December 31, 2022
Accounts receivable, customer concentration			100.00%
As of December 31, 2022
Accounts payable, supplier concentration
Customer G [Member]
Concentration Risk [Line Items]
Revenues, customer concentration
Year Ended December 31, 2022
Purchases, supplier concentration			19.00%
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer H [Member]
Concentration Risk [Line Items]
Revenues, customer concentration
Year Ended December 31, 2022
Purchases, supplier concentration			16.00%
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer I [Member]
Concentration Risk [Line Items]
Revenues, customer concentration
Year Ended December 31, 2022
Purchases, supplier concentration				[1]
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer J [Member]
Concentration Risk [Line Items]
Revenues, customer concentration
Year Ended December 31, 2022
Purchases, supplier concentration				[1]
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration			99.00%
Customer K [Member]
Concentration Risk [Line Items]
Revenues, customer concentration
Year Ended December 31, 2022
Purchases, supplier concentration
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer L [Member]
Concentration Risk [Line Items]
Revenues, customer concentration
Year Ended December 31, 2022
Purchases, supplier concentration
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer M [Member]
Concentration Risk [Line Items]
Revenues, customer concentration
Year Ended December 31, 2022
Purchases, supplier concentration		11.00%
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer N [Member]
Concentration Risk [Line Items]
Revenues, customer concentration		28.00%
Year Ended December 31, 2022
Purchases, supplier concentration
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer O [Member]
Concentration Risk [Line Items]
Revenues, customer concentration		20.00%
Year Ended December 31, 2022
Purchases, supplier concentration
As of December 31, 2022
Accounts receivable, customer concentration	[1]
As of December 31, 2022
Accounts payable, supplier concentration
Customer P [Member]
Concentration Risk [Line Items]
Revenues, customer concentration		28.00%
Year Ended December 31, 2022
Purchases, supplier concentration
As of December 31, 2022
Accounts receivable, customer concentration		96.00%
As of December 31, 2022
Accounts payable, supplier concentration
Customer Q [Member]
Concentration Risk [Line Items]
Revenues, customer concentration
Year Ended December 31, 2022
Purchases, supplier concentration	[1]
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration		16.00%
Customer R [Member]
Concentration Risk [Line Items]
Revenues, customer concentration
Year Ended December 31, 2022
Purchases, supplier concentration		28.00%
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer S [Member]
Concentration Risk [Line Items]
Revenues, customer concentration
Year Ended December 31, 2022
Purchases, supplier concentration		27.00%
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration
Customer T [Member]
Concentration Risk [Line Items]
Revenues, customer concentration
Year Ended December 31, 2022
Purchases, supplier concentration		21.00%
As of December 31, 2022
Accounts receivable, customer concentration
As of December 31, 2022
Accounts payable, supplier concentration

[1]	Less than 10%.